Supplement to the

Spartan® 500 Index Fund

Institutional Class (FXSIX) and Fidelity Advantage Institutional Class (FXAIX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

Deane Gyllenhaal serves as senior portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section beginning on page 34.

Spartan 500 Index Fund is managed by Geode, a sub-adviser to the fund. Deane Gyllenhaal is senior portfolio manager of the fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's funds and accounts relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan 500 Index Fund's relative pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's Investor Class) within the Lipper S&P 500 Index Funds. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan 500 Index Fund ($78,144 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Gyllenhaal was none.

U5I-U5AB-14-01  November 5, 2014
1.931020.105

Supplement to the

Spartan® 500 Index Fund

Investor Class (FUSEX) and Fidelity Advantage® Class (FUSVX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

Deane Gyllenhaal serves as senior portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section beginning on page 34.

Spartan 500 Index Fund is managed by Geode, a sub-adviser to the fund. Deane Gyllenhaal is senior portfolio manager of the fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's funds and accounts relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan 500 Index Fund's relative pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's Investor Class) within the Lipper S&P 500 Index Funds. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan 500 Index Fund ($78,144 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Gyllenhaal was none.

UEIB-14-01  November 5, 2014
1.720027.128

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Extended Market Index Fund	FSEMX	FSEVX
Spartan International Index Fund	FSIIX	FSIVX
Spartan Total Market Index Fund	FSTMX	FSTVX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees" on page 47.

On July 1, 2014, FMR reduced the management fee rate paid by Spartan Total Market Index Fund from 0.045% to 0.035%.

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser - Geode" on page 48.

On July 1, 2014, FMR reduced the fees paid to Geode from 0.045% to 0.035%.

Deane Gyllenhaal serves as senior portfolio manager of each fund.

The following information supplements information found in the "Management Contracts" section beginning on page 48.

Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund are managed by Geode, a sub-adviser to each fund. Deane Gyllenhaal is senior portfolio manager of each fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Extended Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market IndexSM, Spartan International Index Fund's relative pre-tax investment performance measured against the MSCI EAFE Index, and Spartan Total Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market IndexSM. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

SIFB-14-02  November 5, 2014
1.718587.129

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Extended Market Index Fund ($14,500 (in millions) assets managed), Spartan International Index Fund ($13,797 (in millions) assets managed), and Spartan Total Market Index Fund ($25,716 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Spartan Extended Market Index Fund beneficially owned by Mr. Gyllenhaal was none, the dollar range of shares of Spartan International Index Fund beneficially owned by Mr. Gyllenhaal was none, and the dollar range of shares of Spartan Total Market Index Fund beneficially owned by Mr. Gyllenhaal was none.

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Extended Market Index Fund		FSMAX
Spartan International Index Fund	FSPNX	FSPSX
Spartan Total Market Index Fund	FSKTX	FSKAX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information supplements information for Spartan® Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees" on page 47.

On July 1, 2014, FMR reduced the management fee rate paid by Spartan Total Market Index Fund from 0.045% to 0.035%.

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser - Geode" on page 48.

On July 1, 2014, FMR reduced the fees paid to Geode from 0.045% to 0.035%.

Deane Gyllenhaal serves as senior portfolio manager of each fund.

The following information supplements information found in the "Management Contracts" section beginning on page 48.

Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund are managed by Geode, a sub-adviser to each fund. Deane Gyllenhaal is senior portfolio manager of each fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Extended Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market IndexSM, Spartan International Index Fund's relative pre-tax investment performance measured against the MSCI EAFE Index, and Spartan Total Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market IndexSM. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

SIF-IB-14-02  November 5, 2014
1.935052.104

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Extended Market Index Fund ($14,500 (in millions) assets managed), Spartan International Index Fund ($13,797 (in millions) assets managed), and Spartan Total Market Index Fund ($25,716 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Spartan Extended Market Index Fund beneficially owned by Mr. Gyllenhaal was none, the dollar range of shares of Spartan International Index Fund beneficially owned by Mr. Gyllenhaal was none, and the dollar range of shares of Spartan Total Market Index Fund beneficially owned by Mr. Gyllenhaal was none.

Supplement to the

Spartan® Total Market Index Fund

Class F (FFSMX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees" on page 36.

On July 1, 2014, FMR reduced the management fee rate paid by Spartan Total Market Index Fund from 0.045% to 0.035%.

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser - Geode" on page 36.

On July 1, 2014, FMR reduced the fees paid to Geode from 0.045% to 0.035%.

Deane Gyllenhaal serves as senior portfolio manager of the fund.

The following information supplements information found in the "Management Contracts" section beginning on page 36.

Spartan Total Market Index Fund is managed by Geode, a sub-adviser to the fund. Deane Gyllenhaal is senior portfolio manager of the fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Total Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market IndexSM. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index Fund ($25,716 (in millions) assets managed.

As of September 30, 2014, the dollar range of shares of Spartan Total Market Index Fund beneficially owned by Mr. Gyllenhaal was none.

STI-FB-14-02  November 5, 2014
1.908702.107